Debt and Derivatives - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended							12 Months Ended			12 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended																				1 Months Ended					1 Months Ended								3 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended								1 Months Ended		1 Months Ended				1 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Jan. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2012 USD ($)	Mar. 31, 2013 One Month Libor	Dec. 31, 2012 One Month Libor	Dec. 31, 2012 Three Month LIBOR	Dec. 31, 2012 Minimum	Dec. 31, 2012 Other Accrued Expenses USD ($)	Dec. 31, 2011 Other Accrued Expenses USD ($)	Dec. 31, 2012 Registration Default	Dec. 31, 2012 Registration Default Maximum	Dec. 31, 2010 U.S. Dollar Denominated Debt Mandatory Prepayment USD ($)	Dec. 31, 2010 Sterling Denominated Debt Mandatory Prepayment USD ($)	Dec. 31, 2010 Euro Denominated Debt Mandatory Prepayment USD ($)	Dec. 31, 2010 Euro Denominated Debt Voluntary Prepayment USD ($)	Dec. 31, 2010 Segment, Discontinued Operations Public Sector UK USD ($)	Dec. 31, 2010 Segment, Discontinued Operations Public Sector UK GBP (£)	Mar. 31, 2013 Refinancing of Debt USD ($)	Dec. 31, 2012 Senior Secured Credit Facility USD ($)	Mar. 31, 2013 Senior Secured Credit Facility USD ($)	Dec. 17, 2012 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility USD ($)	Jan. 31, 2013 Accounts Receivable Facilities USD ($)	Jan. 31, 2012 Accounts Receivable Facilities	Mar. 31, 2009 Accounts Receivable Facilities USD ($)	Dec. 31, 2012 Accounts Receivable Facilities USD ($)	Sep. 30, 2010 Accounts Receivable Facilities USD ($)	Mar. 31, 2013 Accounts Receivable Facilities USD ($)	Dec. 19, 2012 Accounts Receivable Facilities USD ($)	Dec. 31, 2011 Accounts Receivable Facilities USD ($)	Oct. 03, 2011 Accounts Receivable Facilities USD ($)	Dec. 31, 2012 Federal Funds Rate	Mar. 31, 2013 Senior Secured Notes 4.875% due 2014 USD ($)	Dec. 31, 2012 Senior Secured Notes 4.875% due 2014 USD ($)	Dec. 31, 2011 Senior Secured Notes 4.875% due 2014 USD ($)	Jan. 31, 2004 Senior Secured Notes 4.875% due 2014	Jan. 15, 2004 Senior Secured Notes 4.875% due 2014 USD ($)	Mar. 31, 2013 Senior Notes 7.375% due 2018 USD ($)	Dec. 31, 2012 Senior Notes 7.375% due 2018 USD ($)	Dec. 31, 2011 Senior Notes 7.375% due 2018 USD ($)	Nov. 30, 2010 Senior Notes 7.375% due 2018 USD ($)	Mar. 31, 2013 Senior Notes 7.625% due 2020 USD ($)	Dec. 31, 2012 Senior Notes 7.625% due 2020 USD ($)	Dec. 31, 2011 Senior Notes 7.625% due 2020 USD ($)	Nov. 30, 2010 Senior Notes 7.625% due 2020 USD ($)	Nov. 30, 2010 Senior Notes 9.125% Due 2013 USD ($)	Apr. 30, 2012 Senior Notes 10.625% due 2015 USD ($)	Dec. 31, 2012 Senior Notes 10.625% due 2015	Apr. 02, 2012 Senior Notes 10.625% due 2015 USD ($)	Dec. 31, 2011 Senior Notes 10.625% due 2015 USD ($)	Apr. 30, 2012 Senior Notes 10.625% due 2015 Early Debt Redemption Premium USD ($)	Mar. 31, 2013 Senior Subordinated Notes 6.625% due 2019 USD ($)	Dec. 31, 2012 Senior Subordinated Notes 6.625% due 2019 USD ($)	Nov. 30, 2012 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2011 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2012 Senior Subordinated Notes 10.25% due 2015	Nov. 30, 2012 Senior Subordinated Notes 10.25% due 2015 USD ($)	Dec. 31, 2011 Senior Subordinated Notes 10.25% due 2015 USD ($)	Dec. 31, 2012 Senior Notes 10.25% due 2015 Early Debt Redemption Premium USD ($)	Dec. 31, 2012 Senior Notes 10.25% due 2015 Loss On Early Extinguishment Of Debt USD ($)	Mar. 31, 2013 Tranche A Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Tranche A Senior Secured Credit Facility USD ($)	Jan. 31, 2012 Tranche A Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Tranche A Senior Secured Credit Facility USD ($)	Dec. 31, 2011 Tranche A Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Incremental Term Loan Senior Secured Credit Facility USD ($)	Jan. 31, 2012 Incremental Term Loan Senior Secured Credit Facility USD ($)	Dec. 31, 2011 Incremental Term Loan Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Secured Revolving Credit Facility Senior Secured Credit Facility	Dec. 31, 2011 Secured Revolving Credit Facility Senior Secured Credit Facility	Oct. 03, 2011 Secured Revolving Credit Facility Accounts Receivable Facilities USD ($)	Mar. 31, 2009 Secured Revolving Credit Facility Accounts Receivable Facilities USD ($)	Mar. 31, 2013 Libor Floor Rate Refinancing of Debt	Mar. 31, 2009 Libor Floor Rate Accounts Receivable Facilities	Sep. 30, 2010 One Month Libor Rate Accounts Receivable Facilities	Dec. 31, 2012 Term Loans Accounts Receivable Facilities USD ($)	Mar. 31, 2013 Revolving Credit Facility Refinancing of Debt	Mar. 08, 2013 Revolving Credit Facility Refinancing of Debt USD ($)	Mar. 31, 2012 Revolving Credit Facility Senior Secured Credit Facility	Feb. 28, 2012 Revolving Credit Facility Senior Secured Credit Facility	Mar. 02, 2012 Revolving Credit Facility Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Revolving Credit Facility Accounts Receivable Facilities USD ($)	Mar. 31, 2012 Tranche One and Incremental Term Loans Senior Secured Credit Facility	Feb. 28, 2012 Tranche One and Incremental Term Loans Senior Secured Credit Facility	Mar. 02, 2012 Tranche One and Incremental Term Loans Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Tranche D Senior Secured Credit Facility USD ($)	Dec. 31, 2011 Tranche D Senior Secured Credit Facility	Mar. 31, 2013 Tranche D Senior Secured Credit Facility USD ($)	Dec. 17, 2012 Tranche D Senior Secured Credit Facility Refinancing of Debt USD ($)	Mar. 31, 2013 Tranche B Refinancing of Debt USD ($)	Jan. 31, 2012 Tranche B Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Tranche B Senior Secured Credit Facility USD ($)	Dec. 31, 2011 Tranche B Senior Secured Credit Facility USD ($)	Mar. 31, 2013 Tranche E Refinancing of Debt USD ($)	Mar. 31, 2013 Tranche E Senior Secured Credit Facility USD ($)	Mar. 31, 2013 Tranche C Refinancing of Debt USD ($)	Dec. 31, 2012 Tranche C Senior Secured Credit Facility USD ($)	Dec. 31, 2011 Tranche C Senior Secured Credit Facility	Mar. 31, 2013 Tranche C Senior Secured Credit Facility USD ($)	Mar. 31, 2013 LIBOR Rate Refinancing of Debt
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity				$ 880																		$ 850							$ 317		$ 350		$ 275		$ 290																																								$ 90	$ 136																	$ 750
Credit Facility, available for borrowing				857
Letter of credit, outstanding amount				23
Line of Credit Facility, outstanding balance																																																																																		880			880				908
Debt instrument, maturity date																																																																																	Mar. 08, 2018		Nov. 29, 2016	May 11, 2013			Feb. 28, 2017	Feb. 28, 2014
Proceeds from term loan		2,174	(19)	1,715	1	1,633																	720																																																																											2,200
Repayment of term loan																96	3	2	164																																														50	48	396			169	137																								689
Credit Facility, maturity date																												Dec. 19, 2017			Sep. 30, 2014																																					Feb. 28, 2014	Feb. 28, 2014				Nov. 29, 2016	Nov. 29, 2016																Jan. 31, 2020	Jan. 31, 2020					Feb. 28, 2016	Feb. 28, 2016	Mar. 08, 2020			Feb. 28, 2017	Feb. 28, 2017
Cash used to repay debt		2,302	1,225	2,946	239	1,924																																												1,600																																												1,719						481
Variable interest rate over base rate																																				0.50%																																									1.00%	3.00%	3.50%																									3.00%
Libor plus interest rate on term loan																						4.00%
Required quarterly principal repayment, as a percentage of funded total principal amount				0.25%																		0.25%
Line of credit, commitment fee				0.625%																										0.75%
Debt agreement, percentage of excess cash flow and other sources to repay debt																									50.00%
Net proceed from sale of business	1,222
Loss on extinguishment of debt	15	(5)	(15)	(82)	(3)	(58)																5																												57	37				27								21	29
Proceeds from sale of business																				138	88
Interest rate received								0.20%	0.21%	0.31%
Interest rate swap, unrealized gain(loss)				3	17	21
Interest rate swap, fair value												5	11
Interest rate swap, expected to be reclassified from other comprehensive income (loss) into earnings in the next 12 months		2		5
Senior Notes issued							1,000																																		250
Debt Instrument Interest Rate Stated Percentage																																					4.875%	4.875%	4.875%		4.875%	7.375%	7.375%	7.375%	7.375%	7.625%	7.625%	7.625%	7.625%	9.125%		10.625%		10.625%		6.625%	6.625%	6.625%	6.625%	10.25%	10.25%	10.25%
Senior Notes, due date																																								2014-01
Senior Notes issued																																					247	246	242			900	900	900	900	700	700	700	700					497		1,000	1,000				490	1,000
Discount on notes				4																																	3	4	8															3
Senior Notes or Senior Subordinated Notes, due date							2019																														2014	2014	2014			2018	2018	2018	2018	2020	2020	2020	2020			2015		2015		2019	2019		2019	2015	2015	2015
Senior notes, redemption payment																																																			527
Senior notes, face amount																																																					500
Senior Note, redemption price as a percentage of aggregate principal amount				101.00%
Number of possible shelf registration statements											1
Senior Subordinated Notes, additional annual interest rate														0.25%	1.00%
Senior Subordinated Notes, number of subsequent days for which interest increases by 0.25%														90 days
Credit Facility, term																													3 years
Debt agreement, outstanding amount																							3,554	3,502		4,272			181	250	200	200		200																															157	207		207	1,386			479								200						50				720		718				1,719	2,407		2,200		908		427
Credit Facility, effective interest rate																														3.71%		3.70%		3.79%																															1.95%	1.96%		1.96%	3.33%	3.78%		3.78%																		4.50%	4.50%	4.50%				4.35%	4.32%		4.00%		4.17%	4.17%	4.41%
Amount of accounts receivable secured borrowings under receivable facility																														519
Payment of revolving commitment of secured accounts receivable facility																											50
Settlement of interest rate swaps		500
Cash flow hedging instruments		$ 1		$ 5